Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000216396
Shareholder Report [Line Items]
Fund Name	Counterpoint High Yield Trend ETF
Trading Symbol	HYTR
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.counterpointfunds.com. You can also request this information by contacting us at 1-844-509-2775
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-509-2775
Additional Information Website	www.counterpointfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$30	0.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Counterpoint High Yield Trend ETF - NAV	CP High Yield Trend Index	Bloomberg U.S. Aggregate Bond Index
01/21/20	$10,000	$10,000	$10,000
06/30/20	$9,262	$9,285	$10,525
06/30/21	$10,165	$10,257	$10,490
06/30/22	$9,439	$9,587	$9,410
06/30/23	$9,328	$9,575	$9,322
06/30/24	$10,010	$10,344	$9,567

Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (January 21, 2020)
Counterpoint High Yield Trend ETF - NAV	2.26%	7.31%	0.02%
Counterpoint High Yield Trend ETF - Market Price	2.16%	7.21%	0.02%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.99%
CP High Yield Trend Index	2.50%	8.03%	0.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 29, 2024
AssetsNet	$ 8,535,722	$ 8,535,722
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,535,722
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective April 29, 2024, the Fund changed its name to "Counterpoint High Yield Trend ETF" from "CP High Yield Trend ETF".
Material Fund Change Name [Text Block]	the Fund changed its name to "Counterpoint High Yield Trend ETF" from "CP High Yield Trend ETF".
Updated Prospectus Web Address	www.counterpointfunds.com